Leases	12 Months Ended
Dec. 31, 2020
Leases [Abstract]
Leases	Leases
The Company acquires, owns and manages commercial single-tenant lease properties, with the majority being long-term triple-net leases where the tenant is generally responsible for all improvements and contractually obligated to pay all operating costs (such as real estate taxes, utilities and repairs and maintenance costs). As of December 31, 2020, the Company owned 203 single-tenant retail net leased properties spanning 38 states, with tenants representing 56 different brands or concepts across 23 retail sectors. As of December 31, 2020, the remaining terms of leases range from 2-34 years.

The Company’s property leases have been classified as operating leases and some have scheduled rent increases throughout the lease term.

On January 1, 2019, the Predecessor adopted the new accounting guidance in Accounting Standards Codification ("ASC") Topic 842, Leases, including all related ASUs. The Predecessor elected to use the alternative modified retrospective transition method provided in ASU 2018-11 (the "effective date method"). Under this method, the effective date of January 1, 2019 is the date of initial application. In connection with the adoption of Topic 842, the Predecessor elected a package of practical expedients, transition options, and accounting policy elections as follows:

•Package of practical expedients is applied to all leases, allowing the Predecessor not to reassess (i) whether expired or existing contracts contain leases under the new definition of a lease, (ii) lease classification for expired or existing leases, and (iii) whether previously capitalized initial direct costs would qualify for capitalization under Topic 842;

•For land easements, the Predecessor elected not to assess at transition whether any expired or existing land easements are, or contain, leases if they were not previously accounted for as leases under the previous lease accounting standard (Topic 840);

•Lessor separation and allocation practical expedient — The Predecessor as lessor, to aggregate non-lease components with the related lease component if certain conditions are met, and account for the combined component based on its predominant characteristic, which generally results in combining lease and non-lease components of its tenant lease contracts to a single line shown as rental revenue in the accompanying consolidated statements of operations and comprehensive income (loss); and

•The Predecessor made an accounting policy election to continue to exclude, from contract consideration, sales tax (and similar taxes) collected from lessees.

All lease-related income is reported as a single line item, rental revenue (including reimbursable), in the consolidated statements of operations and comprehensive income (loss). Effective January 1, 2019, with the adoption of ASC 842, rental revenues are presented net of provision for doubtful accounts.

Fixed lease income includes stated amounts per the lease contract, which are primarily related to base rent and straight-line lease adjustments.

Variable lease income includes the following main items in the lease contracts:
•Recoveries from tenants represents amounts which tenants are contractually obligated to reimburse the Company for the tenants' portion of actual recoverable costs incurred.

•Percentage rent represents amounts billable to tenants based on the tenants' actual sales volume in excess of levels specified in the lease contract.

The following table provides a disaggregation of lease income recognized under ASC 842 (in thousands):

	Successor		Predecessor
	Year Ended December 31,	For the Period from December 23 to December 31,	For the Period from January 1 to December 22,
	2020	2019
Rental revenue
Fixed lease income (1)	$31,097	$446	$19,350
Variable lease income (2)	2,126	69	1,241
Other rental revenue:
Above/below market lease amortization	504	(2)	(564)
Uncollectible amounts in lease income	—	—	(222)
Rental revenue (including reimbursables)	$33,727	$513	$19,805

[1]Fixed lease income includes contractual rents under lease agreements with tenants recognized on a straight-line basis over the lease term.
[2]Variable lease income primarily includes tenant reimbursements for real estate taxes, insurance, common area maintenance, lease termination fees, and the write-off of doubtful accounts. There were no write-offs of doubtful accounts during 2020. During 2019 there were $0.2 million of write-offs of doubtful accounts.

Scheduled future minimum base rental payments (excluding base rental payments from properties classified as held for sale and straight line rent adjustments for all properties) due to be received under the remaining non-cancelable term of the operating leases in place as of December 31, 2020 are as follows (in thousands):

Future Minimum Base Rental Receipts
2021	$40,796
2022	40,891
2023	40,803
2024	40,806
2025	40,700
Thereafter	236,950
$440,946

Future minimum rentals exclude amounts that may be received from tenants for reimbursements of operating costs and property taxes. In addition, the future minimum rents do not include any contingent rents based on a percentage of the lessees' gross sales or lease escalations based on future changes in the Consumer Price Index ("CPI") or other stipulated reference rate.